As filed with the Securities and Exchange Commission on June 23, 1999
                                             1933 Act Registration No. 333-75045
                                                               File No. 811-4550
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

____  Pre-Effective Amendment No. ___          X  Post-Effective Amendment No. 1

                               THE MAINSTAY FUNDS
--------------------------------------------------------------------------------
                                     ______

               (Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (212) 576-5773

                                51 Madison Avenue
                            New York, New York 10010
--------------------------------------------------------------------------------
                                     ______

              (Address of Principal Executive Offices) (Zip Code)

          Sara L. Badler, Esq.                    Jeffrey L. Steele, Esq.
           The MainStay Funds                     Dechert Price & Rhoads
           51 Madison Avenue                       1775 Eye Street, N.W.
        New York, New York 10010                  Washington, D.C. 20006
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)       (Copies of all Correspondence)


         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith.

--------------------------------------------------------------------------------

         It is proposed that this filing shall become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                EXPLANATORY NOTE

         The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Part A to this Registration Statement is incorporated by reference to the definitive proxy statement/prospectus filed on EDGAR on May 5, 1999 (File No. 333-75045). Part B to this Registration Statement is incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on EDGAR on April 23, 1999. (File No. 333-75045).

                                     PART C

                                OTHER INFORMATION


Item 25.  Indemnification

         New York Life Insurance Company maintains Directors & Officers Liability insurance coverage totaling $100 million. The coverage limit applies each year and has been extended to cover Directors, Trustees and Officers of the Trust, and subsidiaries and certain affiliates of New York Life. Subject to the policies' terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims, including related expenses, made against them while acting in their capacities as such. The primary policy in the amount of $25 million is issued by National Union Fire Insurance Company of Pittsburgh, PA, and the excess policies in the amount at $75 million are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

         Article IV of Registrant's Declaration of Trust states as follows:

         Section 4.3. Mandatory Indemnification.

         (a)  Subject to the  exceptions and  limitations contained in paragraph
(b) below:

              (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

              (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

              (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

              (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
         (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this
Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

              (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

              (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

     (1)   -    (a)     Amended  and  Restated Declaration of Trust dated August
                        30,   1991  --  Incorporated  by  reference  from  Post-
                        Effective   Amendment   No.   13   to  the  Registrant's
                        Registration Statement*
                (b)     Fifth Amended and Restated Establishment and Designation
                        of Series of Shares of  Beneficial  Interest,  Par Value
                        $.01 Per Share dated October 26, 1992 -- Incorporated by
                        reference  from  Post-Effective  Amendment No. 16 to the
                        Registrant's Registration Statement*
                (c)     Establishment  and  Designation of Additional  Series of
                        Shares of Beneficial Interest,  Par Value $.01 Per Share
                        --   Incorporated   by  reference  from   Post-Effective
                        Amendment  No.  11  to  the  Registrant's   Registration
                        Statement*
                (d)     Form of  Establishment  and  Designation  of  Additional
                        Series of Shares of Beneficial Interest,  Par Value $.01
                        Per   Share   --    Incorporated   by   reference   from
                        Post-Effective  Amendment  No.  23 to  the  Registrant's
                        Registration Statement*
                (e)     Form of  Declaration  of Trust as Amended  and  Restated
                        December  31, 1994 --  Incorporated  by  reference  from
                        Post-Effective  Amendment  No.  27 to  the  Registrant's
                        Registration Statement*
                (f)     Form of  Establishment  and  Designation  of  Additional
                        Series of Shares of Beneficial Interest,  Par Value $.01
                        Per   Share   --    Incorporated   by   reference   from
                        Post-Effective  Amendment  No.  28 to  the  Registrant's
                        Registration Statement*
                (g)     Form of  Establishment  and Designation of an Additional
                        Series of Shares of Beneficial Interest,  Par Value $.01
                        Per   Share   --    Incorporated   by   reference   from
                        Post-Effective  Amendment  No.  35 to  the  Registrant's
                        Registration Statement*
                (h)     Establishment and Designation of an Additional Series of
                        Shares of Beneficial Interest,  Par Value $.01 Per Share
                        --   Incorporated   by  reference  from   Post-Effective
                        Amendment  No.  38  to  the  Registrant's   Registration
                        Statement*
                (i)     Establishment  and  Designation of Additional  Series of
                        Shares of Beneficial Interest,  Par Value $.01 Per Share
                        --Incorporated   by   reference   from   Post--Effective
                        Amendment  No.  47  to  the  Registrant's   Registration
                        Statement*

     (2)   -    (a)     Amended  and  Restated  By-laws dated August 30, 1991 --
                        Incorporated by reference from  Post-Effective Amendment
                        No. 13 to the Registrant's  Registration  Statement*
                (b)     Amended and  Restated By-Laws dated December 31, 1994 --
                        Incorporated by reference from  Post-Effective Amendment
                        No. 32 to the Registrant's Registration Statement*
     (3)   -            Not applicable

     (4)   -            Agreement and Plan of Reorganization -- Previously filed
                        as  Exhibit   A   to   Registrant's   definitive   Proxy
                        Statement/Prospectus*

     (5)   -            Specimen   Share  Certificate  --  Previously  filed  as
                        Exhibit 4  to  Pre-Effective  Amendment  No.  2  to  the
                        Registrant's Registration Statement*

     (6)   -    (a)     Management  Agreement -- MAP  Equity  Fund -- Previously
                        filed as  Exhibit  6(a) to Pre-Effective Amendment No. 1
                        to Registrant's Registration Statement on Form N-14*
                (b)     Form  of  Sub-Advisory  Agreement  -  MAP Equity Fund --
                        Previously   filed  as  Exhibit  6(b)  to  Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-14*

     (7)   -    (a)     Form  of  Distribution  Agreement  --  Incorporated   by
                        reference from Post-Effective Amendment No. 22*
                (b)(1)  Form of Soliciting  Dealer Agreement -- Incorporated  by
                        reference   from   Pre-Effective   Amendment   No. 1  to
                        Registrant's Registration  Statement*
                (b)(2)  Soliciting Dealer Agreement -- Incorporated by reference from Post-effective Amendment No. 50 to the Registrant's
                        Registration Statement*

     (8)   -            Not applicable

     (9)   -    (a)     Custodian  Contract  with  State  Street  Bank and Trust
                        Company  --  Previously   filed   as   Exhibit  8(a)  to
                        Pre-Effective Amendment No. 1*
                (b)     Fee  schedule  for  Exhibit  8(a)  --   Incorporated  by
                        reference from Pre-Effective Amendment No. 2*
                (c)     Custodian   Contract   with   The   Bank  of  New   York
                        --Incorporated   by   reference   from    Post-Effective
                        Amendment No. 7*

     (10)  -    (a)(1)  Plan of  Distribution  pursuant  to Rule 12b-1  (Class A shares)--MAP  Equity Fund -- Previously filed as Exhibit
                        10(a)(1)   to   Pre-effective   Amendment   No.   1   to
                        Registrant's Registration Statement on Form N-14*

                (a)(2) Plan of Distribution pursuant to Rule 12b-1 (Class B shares)--MAP Equity Fund -- Previously filed as Exhibit 10(a)(2) to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-14*

                (a)(3) Plan of Distribution pursuant to Rule 12b-1 (Class C shares)--MAP Equity Fund -- Previously filed as Exhibit 10(a)(3) to Pre-effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 *

                (b) Form of Multiple Class Plan Pursuant to Rule 18f-3 -- Incorporated by reference from Post-Effective Amendment No. 30*

     (11)  -            Opinion  and  Consent  of  Dechert  Price & Rhoads as to
                        legality of the securities being offered -- Previously filed as Exhibit 11 to Pre-effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-14.*

     (12)  -            Opinion and  Consent of Dechert Price & Rhoads as to tax
                        consequences **

     (13)  -            Not applicable

     (14)  -            Consent of Independent  Accountants -- Previously  filed
                        as  Exhibit  14  to  Pre-effective  Amendment  No.  1 to
                        Registrant's Registration Statement on Form N-14*

     (15)  -            Not applicable

     (16)  -            Powers of Attorney --  Incorporated  by  reference  from
                        Post-Effective  Amendments  No.  40  and  No.  44 to the
                        Registrant's  Registration  Statement and  pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-14*

     (17)  -            Proxy  Card  --  Previously   filed  as  Exhibit  17  to
                        Pre-effective    Amendment   No.   1   to   Registrant's
                        Registration Statement on Form N-14*

           *            Incorporated herein by reference

           **           Filed herewith.

Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed acquisition of assets and issuance of shares described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this
Post-Effective Amendment No. 1 to this Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-effective Amendment No. 1 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey, on the 16th day of June, 1999.


                               THE MAINSTAY FUNDS

                               By:     /s/ Stephen C. Roussin
                                       -----------------------------
                                       STEPHEN C. ROUSSIN, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities indicated on June 16, 1999.

Signatures                                                Title
----------                                                -----


        *
-------------------------
RICHARD M. KERNAN, JR.                            Chairman and Trustee


/s/ Stephen C. Roussin
-------------------------
STEPHEN C. ROUSSIN                                President, Chief Executive
                                                  Officer and Trustee

/s/ Anthony W. Polis
-------------------------                         Chief Financial Officer
ANTHONY W. POLIS                                  (Principal Financial and
                                                  Accounting Officer)

        *
-------------------------
EDWARD J. HOGAN                                   Trustee


        *
-------------------------
HARRY G. HOHN                                     Trustee


        *
-------------------------
DONALD K. ROSS                                    Trustee


        *
-------------------------
RICHARD M. KERNAN, JR.                            Trustee


        *
-------------------------
NANCY M. KISSINGER                                Trustee


        *
-------------------------
TERRY L. LIERMAN                                  Trustee


        **
-------------------------
JOHN B. McGUCKIAN                                 Trustee


        *
-------------------------
DONALD E. NICKELSON                               Trustee

        ***
-------------------------
MARK GORDON                                       Trustee


/s/ Jeffrey L. Steele
-------------------------
JEFFREY L. STEELE


* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 44 on March 17, 1998.
** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 40 on August 28, 1997.
*** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on April 23, 1999.